UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 1, 2008 to August 31, 2008

Commission File Number of issuing entity: 333-124935-08

Harley-Davidson Motorcycle Trust 2008-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-124935

Harley-Davidson Customer Funding Corp.

(Exact name of depositor as specified in its charter)

Harley-Davidson Credit Corp.

(Exact name of sponsor specified in its charter)

Delaware

(State of other jurisdiction of incorporation or organization of the issuing entity)

51-6596300

 (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company Rodney Square North 1100 North Market Street Wilmington, Delaware	19890-0001
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 651-1000

(Telephone number, including area code)

Not Applicable

(Former name or former address, if changed since last report.)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes			X
Class A-2 Notes			X
Class A-3a Notes			X
Class A-3b Notes			X
Class A-4 Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.            Distribution and Pool Performance Information.

The attached Monthly Report contains the distribution and pool performance information with respect to the motorcycle contracts which comprise the assets of Harley-Davidson Motorcycle Trust 2008-1.

PART II – OTHER INFORMATION

Item 9.            Exhibits.

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2008-1 Monthly Report and Certificate of Servicing Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HARLEY-DAVIDSON MOTORCYCLE TRUST 2008-1
(Issuing entity)

By: Harley-Davidson Credit Corp.,
as Servicer

By:	/s/ Perry A. Glassgow
Perry A. Glassgow
Vice President, Treasurer, Acting Chief
Financial Officer, and Assistant Secretary

Date:  September 26, 2008

EXHIBIT INDEX

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2008-1 Monthly Report and Certificate of Servicing Officer